Organization and Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Product Warranty Liability
Changes in warranty liabilities are presented below (in thousands):

	September 30, 2022	December 31, 2021
Beginning balance	$42,256	$47,678
Accruals for warranties issued	1,290	1,551
Changes to estimates of volume and costs	(116)	1,234
Settlements made	(5,055)	(8,207)
Ending balance	$38,375	$42,256
Warranty liability, current, beginning balance	$8,868	$8,864
Warranty liability, noncurrent, beginning balance	$33,388	$38,814
Warranty liability, current, ending balance	$8,883	$8,868
Warranty liability, noncurrent, ending balance	$29,492	$33,388

Changes in warranty liabilities are presented below (in thousands). See Note 2 for discussion of the material misstatement of the previously reported warranty liability balances as of December 31, 2020.

	Fiscal Year Ended December 31,
	2021	2020
		As Restated
Beginning balance	$47,678	$53,296
Accruals for warranties issued	1,551	1,304
Changes to estimates of volume and costs	1,234	(1,002)
Settlements made	(8,207)	(5,920)
Ending balance	$42,256	$47,678
Warranty liability, current, beginning balance	$8,864	$8,038
Warranty liability, noncurrent, beginning balance	$38,814	$45,258
Warranty liability, current, ending balance	$8,868	$8,864
Warranty liability, noncurrent, ending balance	$33,388	$38,814